DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Instruments Fair Value Through Profit or Loss (Details) MMBTU in Thousands, $ in Millions	Dec. 31, 2020 USD ($) GWh MMBTU	Dec. 31, 2019 USD ($) GWh MMBTU
Foreign exchange contracts | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	$ 27,106	$ 29,387
Derivative, Notional Amount1	27,106	29,387
Foreign exchange contracts | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	13,498
Derivative, Notional Amount1	13,498
Foreign exchange contracts | 1 to 5 Years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	12,086
Derivative, Notional Amount1	12,086
Foreign exchange contracts | Greater than 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	1,522
Derivative, Notional Amount1	1,522
Interest rates | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	34,032	28,888
Derivative, Notional Amount1	34,032	28,888
Interest rates | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	7,738
Derivative, Notional Amount1	7,738
Interest rates | 1 to 5 Years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	22,054
Derivative, Notional Amount1	22,054
Interest rates | Greater than 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	4,240
Derivative, Notional Amount1	4,240
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	1,300	541
Derivative, Notional Amount1	1,300	541
Equity derivatives | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	0	0
Derivative, Notional Amount1	0	$ 0
Equity derivatives | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	0
Derivative, Notional Amount1	0
Equity derivatives | 1 to 5 Years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	0
Derivative, Notional Amount1	0
Equity derivatives | Greater than 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	0
Derivative, Notional Amount1	$ 0
Energy commodity instrument [Member] | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	13,950,000,000	14,485,000,000
Nominal Amount of Commodity Derivatives | GWh	13,950,000,000	14,485,000,000
Energy commodity instrument [Member] | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	5,562,000,000
Nominal Amount of Commodity Derivatives | GWh	5,562,000,000
Energy commodity instrument [Member] | 1 to 5 Years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	5,066,000,000
Nominal Amount of Commodity Derivatives | GWh	5,066,000,000
Energy commodity instrument [Member] | Greater than 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	3,322,000,000
Nominal Amount of Commodity Derivatives | GWh	3,322,000,000
Natural gas commodity instrument [Member] | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	82,664	12,164
Nominal Amount of Commodity Derivatives | MMBTU	82,664	12,164
Natural gas commodity instrument [Member] | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	51,034
Nominal Amount of Commodity Derivatives | MMBTU	51,034
Natural gas commodity instrument [Member] | 1 to 5 Years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	31,630
Nominal Amount of Commodity Derivatives | MMBTU	31,630
Natural gas commodity instrument [Member] | Greater than 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	0
Nominal Amount of Commodity Derivatives | MMBTU	0
Foreign exchange contracts | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	$ 12,178	$ 7,946
Derivative, Notional Amount1	12,178	7,946
Foreign exchange contracts | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	6,891
Derivative, Notional Amount1	6,891
Foreign exchange contracts | 1 to 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	5,158
Derivative, Notional Amount1	5,158
Foreign exchange contracts | Greater than 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	129
Derivative, Notional Amount1	129
Interest rates | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	27,080	22,731
Derivative, Notional Amount1	27,080	22,731
Interest rates | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	13,158
Derivative, Notional Amount1	13,158
Interest rates | 1 to 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	12,308
Derivative, Notional Amount1	12,308
Interest rates | Greater than 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	1,614
Derivative, Notional Amount1	1,614
Credit default swaps | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	0	39
Derivative, Notional Amount1	0	39
Credit default swaps | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	0
Derivative, Notional Amount1	0
Credit default swaps | 1 to 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	0
Derivative, Notional Amount1	0
Credit default swaps | Greater than 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	0
Derivative, Notional Amount1	0
Equity derivatives | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	2,081	2,517
Derivative, Notional Amount1	2,081	$ 2,517
Equity derivatives | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	1,216
Derivative, Notional Amount1	1,216
Equity derivatives | 1 to 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	865
Derivative, Notional Amount1	865
Equity derivatives | Greater than 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	0
Derivative, Notional Amount1	$ 0
Energy commodity instrument [Member] | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	13,613,000,000	10,652,000,000
Nominal Amount of Commodity Derivatives | GWh	13,613,000,000	10,652,000,000
Energy commodity instrument [Member] | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	4,406,000,000
Nominal Amount of Commodity Derivatives | GWh	4,406,000,000
Energy commodity instrument [Member] | 1 to 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	9,207,000,000
Nominal Amount of Commodity Derivatives | GWh	9,207,000,000
Energy commodity instrument [Member] | Greater than 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	0
Nominal Amount of Commodity Derivatives | GWh	0
Natural gas commodity instrument [Member] | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	38,805	66,200
Nominal Amount of Commodity Derivatives | MMBTU	38,805	66,200
Natural gas commodity instrument [Member] | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	34,572
Nominal Amount of Commodity Derivatives | MMBTU	34,572
Natural gas commodity instrument [Member] | 1 to 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	4,233
Nominal Amount of Commodity Derivatives | MMBTU	4,233
Natural gas commodity instrument [Member] | Greater than 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	0
Nominal Amount of Commodity Derivatives | MMBTU	0